Average Annual Total Returns - FidelityFoundersFund-AMCIZPRO - FidelityFoundersFund-AMCIZPRO - Fidelity Founders Fund	Jun. 29, 2024
Fidelity Advisor Founders Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	34.14%
Since Inception	15.38%	[1]
Fidelity Advisor Founders Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	25.85%
Since Inception	13.53%	[2]
Fidelity Advisor Founders Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.85%
Since Inception	13.03%	[2]
Fidelity Advisor Founders Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.30%
Since Inception	10.78%	[2]
Fidelity Advisor Founders Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	31.58%
Since Inception	14.05%	[3]
Fidelity Advisor Founders Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	28.62%
Since Inception	13.81%	[4]
Fidelity Advisor Founders Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	34.03%
Since Inception	15.24%	[5]
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	13.18%

[1]	E From February 14, 2019 .
[2]	A From February 14, 2019 .
[3]	C From February 14, 2019 .
[4]	B From February 14, 2019 .
[5]	D From February 14, 2019 .